Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable returns and doubtful accounts	$ 271,000		$ 123,000	$ 119,000
Accounts payable and accrued liabilities	276,000		91,000	80,000
Other receivable current	589,000
Inventory reserve for obsolescence	399,000		74,000	123,000
Consigned inventory	66,000		67,000	42,000
Depreciation expense	32,295	$ 1,871	7,607	8,306
Amortization expense of intangible assets	191,173	72,738
Impairment loss on long lived assets
Deferred revenue sales	527,000		142,000	221,000
Shipping, handling and processing revenue	628,000	415,000	2,097,000	3,134,000
Shipping and handling costs	405,000	197,000	861,000	1,628,000
Research and development costs	44,000	29,000	111,000	115,000
Media costs incurred for airing infomercials	1,632,000	844,000	4,965,000	7,907,000
Advertising campaigns new production costs	143,000	7,000	239,000	323,000
Internet marketing costs	$ 846,000	$ 348,000	$ 1,347,000	$ 906,000
Outstanding number of shares	5,833,336		5,873,336
Number of stock shares vested and exercisable	4,695,003		4,860,001
2001 Stock Option Plan [Member]
Maximum number of stock options authorizes to issue	3,000,000		3,000,000
Stock option plan expire date	Feb. 28, 2011		Feb. 28, 2011
Outstanding number of shares	116,667		116,667
2011 Stock Option Plan [Member]
Maximum number of stock options authorizes to issue	6,000,000		6,000,000
Stock option plan expire date	Nov. 30, 2026		Nov. 30, 2026
Outstanding number of shares	3,640,002	3,555,002	3,680,002	4,036,669	4,570,002
Number of stock shares vested and exercisable	2,560,000		2,595,000
Weighted average exercise price of option	$ 0.22		$ 0.22
Value of option outstanding and exercisable	$ 994,000	$ 29,000	$ 203,000	$ 60,000
Aggregate intrinsic value of options exercised	13,000	31,000	82,000	51,000
Share based compensation expense	75,000	$ 106,000	363,000	$ 528,000
Unrecognized compensation cost	$ 334,000		$ 391,000
Unrecognized compensation cost related to non-vested option grants over the remaining vesting period	3 years		3 years
Stock Option Plan [Member]
Stock option plan expire date	Jan. 31, 2026		Jan. 31, 2026
Outstanding number of shares	2,193,334	2,193,334	2,193,334	2,443,334	2,483,334
Number of stock shares vested and exercisable	2,135,001		2,085,001
Weighted average exercise price of option	$ 0.35		$ 0.36
Value of option outstanding and exercisable	$ 585,000	$ 37,000	$ 124,000	$ 72,000
Aggregate intrinsic value of options exercised	0	0	0	2,000
Share based compensation expense	7,000	$ 15,000	54,000	$ 62,000
Unrecognized compensation cost	$ 18,000		$ 25,000
Unrecognized compensation cost related to non-vested option grants over the remaining vesting period	3 years		3 years
Minimum [Member]
Furniture and equipment estimated useful life	3 years		3 years
Intangible assets estimated useful lives	4 years
Maximum [Member]
Furniture and equipment estimated useful life	5 years		5 years
Intangible assets estimated useful lives	5 years
Accounts Receivable [Member] | Individual Customers [Member] | Direct Response Television [Member]
Customer concentration risk	43.00%		55.00%
Accounts Receivable [Member] | Individual Customers [Member] | Credit Card [Member]
Customer concentration risk	2.00%		4.00%
Accounts Receivable [Member] | Individual Customers [Member] | Live Home Shopping [Member]
Customer concentration risk	29.00%
Accounts Receivable [Member] | Individual Customers [Member] | Retail and E-commerce [Member]
Customer concentration risk	22.00%		25.00%
Sales Revenue, Net [Member] | Third Party [Member]
Customer concentration risk		11.00%
Sales Revenue, Net [Member] | Major Customers [Member] | Minimum [Member]
Customer concentration risk	10.00%		10.00%